Expense Example, No Redemption - PRUDENTIAL DAY ONE 2015 FUND	Sep. 29, 2020 USD ($)
Class R4
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 66
Expense Example, No Redemption, 3 Years	10,501
Expense Example, No Redemption, 5 Years	10,501
Expense Example, No Redemption, 10 Years	10,501
Class R5
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	56
Expense Example, No Redemption, 3 Years	2,277
Expense Example, No Redemption, 5 Years	4,226
Expense Example, No Redemption, 10 Years	8,113
Class R6
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	41
Expense Example, No Redemption, 3 Years	499
Expense Example, No Redemption, 5 Years	985
Expense Example, No Redemption, 10 Years	2,325
Class R1
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	117
Expense Example, No Redemption, 3 Years	10,502
Expense Example, No Redemption, 5 Years	10,502
Expense Example, No Redemption, 10 Years	10,502
Class R2
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	92
Expense Example, No Redemption, 3 Years	5,617
Expense Example, No Redemption, 5 Years	8,089
Expense Example, No Redemption, 10 Years	9,822
Class R3
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	77
Expense Example, No Redemption, 3 Years	10,502
Expense Example, No Redemption, 5 Years	10,502
Expense Example, No Redemption, 10 Years	$ 10,502